Income Tax Expense - Additional Information (Detail) - Hong Kong [Member] - HKD ($) $ in Millions		12 Months Ended
	Mar. 28, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Components of Income Tax Expense Benefit [Line Items]
Statutory tax rate	16.50%	16.50%	16.50%	16.50%
Tax Rate Applicable On Profit Of First Two Million Hong Kong Dollars [Member]
Schedule of Components of Income Tax Expense Benefit [Line Items]
Statutory tax rate		8.25%
Threshold limit of taxable income on which tax regimes applicable		$ 2
Tax Rate Applicable On Profit Of First Two Million Hong Kong Dollars [Member] | Introduction Of Two Tiered Profits Tax Rates Regime [Member]
Schedule of Components of Income Tax Expense Benefit [Line Items]
Statutory tax rate	8.25%
Threshold limit of taxable income on which tax regimes applicable	$ 2
Tax Rate Applicable On Profit Of Above Two Million Hong Kong Dollars [Member]
Schedule of Components of Income Tax Expense Benefit [Line Items]
Statutory tax rate		16.50%
Threshold limit of taxable income on which tax regimes applicable		$ 2
Tax Rate Applicable On Profit Of Above Two Million Hong Kong Dollars [Member] | Introduction Of Two Tiered Profits Tax Rates Regime [Member]
Schedule of Components of Income Tax Expense Benefit [Line Items]
Statutory tax rate	16.50%
Threshold limit of taxable income on which tax regimes applicable	$ 2